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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22066

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Theresa M. Bridge

Ultimus Fund Solutions, LLC    350 Jericho Turnpike, Suite 206    Jericho, NY 11753

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 326-3597

Date of fiscal year end:         December 31, 2012

Date of reporting period:       March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.27%
CLOSED-END FUNDS - 92.69%
CONVERTIBLE SECURITIES - 2.26%
Advent Claymore Global Convertible Securities and Income Fund II	126,327	$869,130
AGIC Equity & Convertible Income Fund	56,110	996,514
		1,865,644
CORE - 2.55%
Adams Express Company (The)	1,109	12,177
General American Investors Company, Inc.	12,800	371,456
Guggenheim Enhanced Equity Strategy Fund	1,500	25,800
Liberty All-Star Equity Fund	120,426	593,700
Liberty All-Star Growth Fund, Inc.	6,800	29,580
Royce Value Trust, Inc.	14,400	199,872
Source Capital, Inc.	9,000	477,000
Zweig Fund, Inc. (The)	122,548	393,379
		2,102,964
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 4.09%
Cutwater Select Income Fund	1	27
Federated Enhanced Treasury Income Fund	59,077	871,977
Western Asset Inflation Management Fund Inc.	4,269	75,903
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	134,498	1,720,229
Western Asset/Claymore Inflation-Linked Securities & Income Fund	55,046	701,286
		3,369,422
DEVELOPED MARKET - 1.74%
European Equity Fund, Inc. (The)	1,500	10,170
Japan Equity Fund, Inc. (The)	7,200	40,824
Japan Smaller Capitalization Fund, Inc.	162,524	1,274,188
Morgan Stanley Asia Pacific Fund, Inc.	1,800	26,748
New Germany Fund, Inc. (The)	2,100	31,668
New Ireland Fund, Inc. (The)	6,600	53,592
Swiss Helvetia Fund, Inc. (The)	100	1,121
		1,438,311
EMERGING MARKETS - 2.45%
DWS Global High Income Fund, Inc.	711	5,752
First Israel Fund, Inc.	4,794	66,397
India Fund, Inc. (The)	53,519	1,193,474
Morgan Stanley Frontier Emerging Markets Fund, Inc.	10,373	118,148

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
EMERGING MARKETS (Continued)
Morgan Stanley India Investment Fund, Inc.	35,000	$579,600
Templeton Russia and East European Fund, Inc.	3,500	57,540
		2,020,911
EMERGING MARKETS DEBT - 0.41%
Morgan Stanley Emerging Markets Debt Fund, Inc.	6,208	67,357
Templeton Emerging Markets Income Fund	17,200	269,696
		337,053
FLEXIBLE INCOME - 5.50%
Putnam Master Intermediate Income Trust	123,505	636,051
Putnam Premier Income Trust	331,000	1,823,810
Zweig Total Return Fund, Inc. (The)	648,533	2,075,306
		4,535,167
GENERAL & INSURED LEVERAGED - 0.30%
BlackRock MuniHoldings Quality Fund II, Inc.	15,600	217,932
Invesco Value Municipal Bond Trust	2,200	32,956
		250,888
GENERAL & INSURED UNLEVERAGED - 0.04%
Nuveen Municipal Value Fund 2	2,000	33,340

GENERAL BOND - 0.49%
Nuveen Build America Bond Fund	14,544	293,498
Nuveen Build America Bond Opportunity Fund	5,295	111,036
		404,534
GENERAL MUNICIPAL LEVERAGED - 1.62%
Eaton Vance Municipal Bond Fund	85,634	1,113,242
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	10,265	173,479
Nuveen Municipal Market Opportunity Fund, Inc.	3,393	47,807
		1,334,528
GLOBAL - 6.76%
Alpine Total Dynamic Dividend Fund	21,300	100,962
Clough Global Allocation Fund	33,200	462,808
Clough Global Equity Fund	48,769	639,362
Clough Global Opportunities Fund	181,064	2,131,123

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
GLOBAL (Continued)
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	59,200	$1,159,136
First Trust Active Dividend Income Fund (The)	32,295	280,967
Gabelli Global Multimedia Trust Inc.	3,293	23,874
GDL Fund (The)	34,679	425,511
Lazard Global Total Return & Income Fund, Inc.	4,600	68,724
Lazard World Dividend & Income Fund, Inc.	16,147	196,993
Nuveen Global Value Opportunities Fund	5,300	86,443
		5,575,903
GLOBAL INCOME - 1.49%
Nuveen Global Government Enhanced Income Fund	22,058	316,091
Nuveen Multi-Currency Short-Term Government Income Fund	69,286	915,961
		1,232,052
HIGH CURRENT YIELD (LEVERAGED) - 0.11%
Helios Strategic Income Fund, Inc.	14,915	88,595

INCOME & PREFERRED STOCK - 0.17%
Dividend and Income Fund, Inc.	22,036	79,770
Nuveen Tax-Advantaged Floating Rate Fund	25,003	60,507
		140,277
LOAN PARTICIPATION - 3.73%
BlackRock Defined Opportunity Credit Trust	2,700	36,180
BlackRock Diversified Income Strategies Fund, Inc.	30,547	314,023
BlackRock Floating Rate Income Strategies Fund II, Inc.	2,949	41,139
BlackRock Floating Rate Income Trust	3,949	56,352
Eaton Vance Senior Floating-Rate Trust	84,833	1,292,855
Eaton Vance Senior Income Trust	49,411	356,253
Invesco Van Kampen Dynamic Credit Opportunities Fund	70,986	829,117
Invesco Van Kampen Senior Income Trust	30,796	151,208
		3,077,127
OPTION ARBITRAGE/OPTIONS STRATEGIES - 51.36%
AGIC International & Premium Strategy Fund	8,400	92,148

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
OPTION ARBITRAGE/OPTIONS STRATEGIES (Continued)
BlackRock Enhanced Capital & Income Fund, Inc.	202,852	$2,736,473
BlackRock Enhanced Equity Dividend Trust	450,387	3,377,903
BlackRock Global Opportunities Equity Trust	59,478	912,987
BlackRock International Growth and Income Trust	331,347	2,601,074
Cohen & Steers Global Income Builder, Inc.	66,097	707,238
Dow 30 Enhanced Premium & Income Fund Inc.	16,000	180,000
Eaton Vance Enhanced Equity Income Fund	208,336	2,304,196
Eaton Vance Enhanced Equity Income Fund II	243,653	2,650,945
Eaton Vance Risk-Managed Diversified Equity Income Fund	361,450	3,827,756
Eaton Vance Tax-Managed Buy-Write Income Fund	137,818	1,888,107
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	208,578	2,698,999
Eaton Vance Tax-Managed Diversified Equity Income Fund	407,200	3,880,616
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	367,136	4,053,181
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	467,796	4,168,062
First Trust Enhanced Equity Income Fund	29,580	357,326
ING Global Advantage and Premium Opportunity Fund	47,439	572,114
Madison Strategic Sector Premium Fund	18,900	223,209
Madison/Claymore Covered Call & Equity Strategy Fund	56,456	466,891
Nuveen Equity Premium Advantage Fund	76,057	921,811
Nuveen Equity Premium and Growth Fund	22,193	295,833
Nuveen Equity Premium Income Fund	118,860	1,422,754
Nuveen Equity Premium Opportunity Fund	166,495	2,027,909
		42,367,532
PACIFIC EX JAPAN - 3.09%
Asia Tigers Fund, Inc. (The)	1,207	16,343
JF China Region Fund, Inc.	100	1,273
Morgan Stanley China A Share Fund, Inc.	129,333	2,533,633
		2,551,249

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
REAL ESTATE - 3.06%
Alpine Global Premier Properties Fund	32,900	$213,850
CBRE Clarion Global Real Estate Income Fund	105,448	847,802
Cohen & Steers Quality Income Realty Fund, Inc.	20,200	198,364
LMP Real Estate Income Fund, Inc.	32,652	335,010
Neuberger Berman Real Estate Securities Income Fund Inc.	216,652	927,271
RMR Asia Pacific Real Estate Fund	1	15
		2,522,312
SECTOR EQUITY - 1.40%
Gabelli Healthcare & WellnessRx Trust (The)	22,831	190,182
ING Risk Managed Natural Resources Fund	72,416	888,544
Nuveen MLP & Strategic Equity Fund, Inc.	4,496	80,029
		1,158,755
VALUE - 0.07%
Royce Focus Trust, Inc.	8,000	55,680

TOTAL CLOSED-END FUNDS		76,462,244

CONSUMER DISCRETIONARY - 0.45%
Comcast Corporation - Class A	3,358	100,774
DIRECTV - Class A *	4,000	197,360
Time Warner, Inc.	2,000	75,500
		373,634
CONSUMER STAPLES - 0.52%
Wal-Mart Stores, Inc.	7,000	428,400

ENERGY - 1.02%
Chevron Corporation	5,000	536,200
ConocoPhillips	4,000	304,040
		840,240
FINANCIALS - 0.77%
AFLAC, Inc.	2,000	91,980
American Express Company	3,000	173,580
JPMorgan Chase & Co.	8,000	367,840
		633,400
HEALTH CARE - 0.75%
Abbott Laboratories	3,000	183,870
Becton, Dickinson and Company	3,000	232,950

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
HEALTH CARE (Continued)
Cardinal Health, Inc.	2,000	$86,220
Merck & Company, Inc.	3,000	115,200
		618,240
INDUSTRIALS - 0.60%
Emerson Electric Company	2,000	104,360
Union Pacific Corporation	2,000	214,960
United Technologies Corporation	2,108	174,837
		494,157
INFORMATION TECHNOLOGY - 1.29%
International Business Machines Corporation	3,000	625,950
Oracle Corporation	15,000	437,400
		1,063,350
MATERIALS - 0.10%
Freeport-McMoRan Copper & Gold, Inc.	2,238	85,134

UTILITIES - 0.08%
Duke Energy Corporation	3,000	63,030

TOTAL EQUITY SECURITIES (cost - $80,942,410)		81,061,829

SHORT-TERM INVESTMENT - 2.64%
MONEY MARKET FUND - 2.64%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $2,175,724)	2,175,724	2,175,724

TOTAL INVESTMENTS - 100.91% (cost - $83,118,134)		83,237,553

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.91)%		(746,921)

NET ASSETS - 100.00%		$82,490,632

* Non-income producing security

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2012 (UNAUDITED)

Federal Income Tax Cost: At March 31, 2012 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $83,141,865, $2,685,279, $(2,589,591) and $95,688, respectively.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices
Equity Investments	$81,061,829	$-
Short-Term Investments	2,175,724	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$83,237,553	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the three months ended March 31, 2012, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2012.

The disclosures for the Fund’s fiscal year beginning January 1, 2012 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount.  Management will continue to evaluate the impact of ASU No. 2010-6 for the required disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information in accordance with U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively.  Management is currently evaluating ASU No. 2011-04 and does not believe that it will have a material impact on the Fund’s financial statements and disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the three months ended March 31, 2012, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for addition disclosures and/or adjustments resulting through the date its financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 2, 2012 with a file number 811-22066.

Other information regarding the Fund is available in the Fund’s most recent annual report filed with the Securities and Exchange Commission on the Form N-CSR on March 2, 2012, file number 811-22066.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 24, 2012

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer
(Principal Financial Officer)

Date	May 8, 2012

* Print the name and title of each signing officer under his or her signature.